Financial Instruments and Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2012
Financial Instruments and Fair Value Measurements [Abstract]
Schedule of Other Derivatives Not Designated as Hedging Instruments, Statements of Financial Performance and Financial Position, Location [Table Text Block]
The tables also present information with respect to gains and losses on derivative positions reflected in the Statement of income.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		June 30, 2012	June 30, 2011	June 30, 2012	June 30, 2011
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value

Derivatives not designated as hedging instruments

Interest rate swaps	Derivative financial instruments - current portion	$—	$—	$638	$479

	Derivative financial instruments - net of current portion	—	—	—	474

	Total derivatives	$—	$—	$638	$953

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended June 30, 2012, and 2011

Derivatives Not Designated as Hedging Instruments

		Amount
Derivative	Gain (Loss) Recognized on Derivative Location	2012	2011
Interest rate swaps	Loss on derivative instruments	$(93)	$(116)

Total		$(93)	$(116)

Fair Value, Liabilities Measured on Recurring Basis [Table Text Block]

The following table summarizes the valuation of liabilities measured at fair value on a recurring basis as of the valuation date:

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs
Recurring measurements:	June 30, 2012	(Level 1)	(Level 2)	(Level 3)
Interest rate swap contracts	$638	$—	$638	$—

Total	$638	$—	$638	$—

Fair Value, Assets Measured on Recurring Basis [Table Text Block]

The following table summarizes the valuation of assets measured at fair value on a non-recurring basis as of the valuation date:

		Quoted Prices in Active Markets for Identical Assets	Significant Other Observable Inputs	Significant Unobservable Inputs	Gains/ (Losses)
Non -Recurring measurements:	June 30, 2011	(Level 1)	(Level 2)	(Level 3)
Vessel held for sale	$38,199	$—	$38,199	$—	$(783)
Vessels, net	50,000	—	50,000	—	(46,515)
Total	$88,199	$—	$88,199	$—	$(47,298)

Non -Recurring measurements:	June 30, 2012	(Level 1)	(Level 2)	(Level 3)
Vessels held for sale	$32,792	$—	$32,792	$—

Total	$32,792	$—	$32,792	$—